Voya Intermediate Bond Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.13%)	(0.65%)	1.38%
Performance Inception Date		Dec. 15, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.90%)	(2.07%)	0.04%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.08%)	(1.07%)	0.48%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	(0.89%)	1.03%
Performance Inception Date		Dec. 15, 1998
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.86%	0.20%	1.99%
Performance Inception Date		Jan. 08, 2002
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			2.24%	(0.38%)	1.39%
Performance Inception Date		Mar. 16, 2004
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			2.93%	0.27%	2.03%
Performance Inception Date		May 31, 2013
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			2.75%	0.11%	1.90%
Performance Inception Date		Dec. 17, 2007
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.